CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 JPY (¥)	Dec. 31, 2021 JPY (¥)
Current assets:
Cash and cash equivalents	¥ 605,454	¥ 370,617
Time deposits	26,500	26,526
Accounts receivable-trade, net	534,686	312,302
Accounts receivable-other, net	789,819	542,988
Inventories	114,109	18,703
Prepaid expenses and other current assets	292,643	111,166
Total current assets	2,363,211	1,382,302
Property and equipment, net	424,288	424,996
Goodwill	539,490	600,329
Other intangible assets, net	403,674	391,038
Investments	53,020	53,020
Long-term accounts receivable-other, net	99,299	101,898
Right-of-use asset - operating lease, net	1,955,354	1,824,095
Lease and guarantee deposits	895,344	868,159
Other assets	13,666	107,224
Total assets	6,747,346	5,753,061
Current liabilities:
Accounts payable	207,581	230,899
Accrued expenses	1,383,579	865,865
Current portion of borrowings	99,168	162,252
Accrued income taxes	59,894	40,721
Current portion of contract liability	89,008	104,182
Advances received	507,405	618,514
Current portion of lease liability	769,769	755,219
Mandatorily redeemable noncontrolling interests	0	148,000
Other current liabilities	525,563	270,821
Total current liabilities	3,641,967	3,196,473
Borrowings - net of current portion	1,149,769	746,588
Deposit received	304,577	328,962
Contract liability - net of current portion	156,431	239,067
Lease liability - net of current portion	1,212,629	1,128,737
Asset retirement obligation	310,929	296,401
Other liabilities	30,422	25,176
Total liabilities	6,806,724	5,961,404
COMMITMENTS AND CONTINGENCIES (NOTE 17)
SHAREHOLDERS' DEFICIT:
Treasury stock, at cost- 92,500 common shares at December 31, 2022 and 2021	(3,000)	(3,000)
Additional paid-in capital	1,265,456	1,265,456
Accumulated deficit	(2,545,068)	(2,694,033)
Total shareholders' deficit	(59,378)	(208,343)
Total liabilities and shareholders' deficit	6,747,346	5,753,061
Common stock
SHAREHOLDERS' DEFICIT:
Common stock	1,223,134	1,223,134
Class A Common
SHAREHOLDERS' DEFICIT:
Common stock	¥ 100	¥ 100